K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

August 15, 2022
VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Neuberger Berman ETF Trust
--Neuberger Berman Commodity Strategy ETF
File No. 811-23761
Registration Statement on Form N-14

Dear Sir or Madam:

Transmitted herewith for filing on behalf of Neuberger Berman ETF Trust (the “Registrant”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, is a registration statement for the Registrant on Form N-14 (the “Registration Statement”) on behalf of its series listed above.  The Registration Statement is notifying shareholders about the reorganization of Neuberger Berman Commodity Strategy Fund (“Target Fund”) into Neuberger Berman Commodity Strategy ETF (the “Acquiring Fund”).  The Target Fund is a series of Neuberger Berman Alternative Funds.

The Registration Statement includes a Combined Information Statement and Prospectus, and a Statement of Additional Information.  This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Registrant.

Pursuant to Rule 488 under the 1933 Act, the Registration Statement will become effective 30 days from today.

If you have any questions concerning the foregoing, please do not hesitate to contact either Stacy Fuller at (202) 778-9475 or stacy.fuller@klgates.com or Franklin Na at (202) 778-9473 or franklin.na@klgates.com. Thank you for your attention to this matter.

Sincerely,
/s/ Stacy Fuller	/s/ Franklin Na

Stacy Fuller	Franklin Na